Related Party Disclosures - Schedule of Payments and Composition of Key Management Personnel (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CLP ($) Executives	Dec. 31, 2023 CLP ($) Executives
Directory:
Payment of remuneration and attendance fees of the Board of Directors - Bank and its subsidiaries (in Pesos) | $	$ 3,500	$ 3,347
Key Personnel of the Management of the Bank and its Subsidiaries:
Payment for short-term employee benefits (in Pesos) | $	33,779	36,535
Payment for severance (in Pesos) | $	4,139	1,548
Subtotal (in Pesos) | $	37,918	38,083
Total (in Pesos) | $	41,496	41,541
Other Board expenses [Member]
Directory:
Other Board expenses (in Pesos) | $	$ 78	$ 111
Directors Bank and subsidiaries [Member]
No. Executives
Total number of executives	17	16
CEO – Bank [Member]
No. Executives
Total number of executives	1	1
CEOs – Subsidiaries [Member]
No. Executives
Total number of executives	5	5
Division Managers / Area – Bank [Member]
No. Executives
Total number of executives	74	90
Division Managers / Area – Subsidiaries [Member]
No. Executives
Total number of executives	27	30
Subtotal [Member]
No. Executives
Total number of executives	107	126
Key Personnel Of The Management Of The Bank And Its Subsidiaries [Member]
No. Executives
Total number of executives	124	142